Dividends - Summary of Interim Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 1.376	$ 1.237	$ 0.99
Dividends paid	$ 8,668	$ 8,389	$ 7,283
March
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.344	$ 0.2875	$ 0.24
Dividends paid	$ 2,210	$ 2,030	$ 1,829
June
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.344	$ 0.2875	$ 0.25
Dividends paid	$ 2,177	$ 1,984	$ 1,850
September
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.344	$ 0.3310	$ 0.25
Dividends paid	$ 2,169	$ 2,179	$ 1,818
December
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.344	$ 0.3310	$ 0.25
Dividends paid	$ 2,112	$ 2,196	$ 1,786